Share-Based Payment Arrangements - Summary of Vesting Conditions of Employee RSAs Performance Metrics (Parenthetical) (Detail) - Employee Restricted Stock Awards [Member]	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Above the Index by X percentage points [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Percentage multiplier to percentage points	2.50%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	100.00%
Equal to the Index [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Below the Index by X percentage points [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fixed percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	50.00%
Percentage multiplier to percentage points	2.50%
Minimum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric	0.00%